CAPITALIZATION - Schedule of Long-term Debt and Other Long-term Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Capitalization [Line Items]
Finance lease obligations	$ 4	$ 5
Unamortized debt discounts	(7)	(4)
Unamortized debt issuance costs	(22)	(11)
Currently payable long-term debt	(2)	(1)
Total long-term debt and other long-term obligations	3,023	2,339
First Energy [Member]
Schedule of Capitalization [Line Items]
Finance lease obligations	10	12
Unamortized debt discounts	(20)	(14)
Unamortized debt issuance costs	(150)	(122)
Unamortized fair value adjustments	1	3
Currently payable long-term debt	(723)	(977)
Total long-term debt and other long-term obligations	25,508	22,496
FMBs and secured notes - fixed rate | First Energy [Member]
Schedule of Capitalization [Line Items]
FMBs and secured notes - fixed rate	$ 5,214	4,963
FMBs and secured notes - fixed rate | First Energy [Member] | Minimum
Schedule of Capitalization [Line Items]
Interest rate (percent)	2.65%
FMBs and secured notes - fixed rate | First Energy [Member] | Maximum
Schedule of Capitalization [Line Items]
Interest rate (percent)	8.25%
Unsecured notes - fixed rate
Schedule of Capitalization [Line Items]
Unsecured notes - fixed rate	$ 3,050	2,350
Unsecured notes - fixed rate | Minimum
Schedule of Capitalization [Line Items]
Interest rate (percent)	2.75%
Unsecured notes - fixed rate | Maximum
Schedule of Capitalization [Line Items]
Interest rate (percent)	6.40%
Unsecured notes - fixed rate | First Energy [Member]
Schedule of Capitalization [Line Items]
Unsecured notes - fixed rate	$ 21,176	$ 18,631
Unsecured notes - fixed rate | First Energy [Member] | Minimum
Schedule of Capitalization [Line Items]
Interest rate (percent)	2.25%
Unsecured notes - fixed rate | First Energy [Member] | Maximum
Schedule of Capitalization [Line Items]
Interest rate (percent)	6.875%